Non-Controlling Interests - Summary of Financial Information (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Non-current assets		€ 10,180,427	€ 8,993,795
Current assets		5,362,184	3,483,251
Total assets		15,542,611	12,477,046	€ 10,920,264
Non-current liabilities		7,330,285	6,523,121
Current liabilities		1,366,558	1,257,321
Total liabilities		8,696,843	7,780,442	7,286,299
Total equity		6,845,768	4,696,604	3,633,965	€ 3,727,978
Non-controlling interests
Disclosure of subsidiaries [line items]
Total equity		2,023,649	471,050	€ 4,886	€ 6,497
Non-controlling interests | Haema AG
Disclosure of subsidiaries [line items]
Non-current assets		244,107	199,056
Current assets		32,576	19,527
Total assets		276,683	218,583
Non-current liabilities		22,226	98
Current liabilities		28,386	(1,705)
Total liabilities		50,612	(1,607)
Total equity		226,071	220,190
Non-controlling interests | Biotest US Corp
Disclosure of subsidiaries [line items]
Non-current assets		299,045	215,072
Current assets		60,099	40,352
Total assets		359,144	255,424
Non-current liabilities		56,425	8,766
Current liabilities		22,709	(2,223)
Total liabilities		79,134	6,543
Total equity		280,010	€ 248,881
Non-controlling interests | GDS Group
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,834,871	3,416,366
Current assets	306,734	273,259
Total assets	4,141,605	3,689,625
Non-current liabilities	252,153	224,635
Current liabilities	121,478	108,220
Total liabilities	373,631	332,855
Total equity	$ 3,767,974	€ 3,356,770